Financial Instruments - Net (Gains) Losses from Risk Management Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Net realized risk management (gain) loss	$ (7)	$ 17	$ 32
Net unrealized risk management (gain) loss	(28)	19	(39)
Gains (losses) on change in fair value of derivatives	$ (35)	$ 36	$ (7)